Annual Total Returns [BarChart] - Real Estate Series - CLASS S	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	5.29%
Annual Return 2012	21.93%
Annual Return 2013	2.67%
Annual Return 2014	28.14%
Annual Return 2015	4.14%
Annual Return 2016	7.91%
Annual Return 2017	8.66%
Annual Return 2018	(6.73%)
Annual Return 2019	29.14%
Annual Return 2020	(6.27%)